Cash flows reconciliation - Reconciliation of debt to cash flow (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities	$ 12,180	$ 1,336
Additions	1,275	930
Payments	(2,300)	(1,927)	$ (6,064)
Interest paid	(785)	(693)
Cash flow from financing activities	(1,810)	(1,690)
Effect of exchange rate	78	(140)
Interest accretion	733	650
Non-cash changes	811	510
Liabilities arising from financing activities	11,181	12,180	1,336
Quoted In Secondary Market [Member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities	7,974	9,046
Payments	(1,441)	(922)
Interest paid	(650)	(501)
Cash flow from financing activities	(2,091)	(1,423)
Effect of exchange rate	126	(118)
Interest accretion	488	469
Non-cash changes	614	351
Liabilities arising from financing activities	6,497	7,974	9,046
Debt Contract Brazil [Member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities	380	959
Payments	(220)	(373)
Interest paid	(45)	(117)
Cash flow from financing activities	(265)	(490)
Effect of exchange rate	7	(199)
Interest accretion	158	110
Non-cash changes	165	(89)
Liabilities arising from financing activities	280	380	959
Debt Contracts International Markets [Member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities	3,826	3,355
Additions	1,275	930
Payments	(639)	(632)
Interest paid	(90)	(75)
Cash flow from financing activities	546	223
Effect of exchange rate	(55)	177
Interest accretion	87	71
Non-cash changes	32	248
Liabilities arising from financing activities	$ 4,404	$ 3,826	$ 3,355